Derivative instruments and hedging activities - Schedule of gains (losses) from derivatives and non-derivatives designated as net investment hedges (Parenthetical) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Derivative instruments and hedging activities
Amount of net investment headge recognized in gain	¥ 1